Shareholder Report, Holdings (Details) - C000060325	Jun. 30, 2024
FR_592247J50
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_932493KY4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_11506KFF3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_84131TBT8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_469466FG6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_98267VCM3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_494782KL8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_167484QS6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_45470YEN7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	26.90%
A/A
Holdings [Line Items]
Percent of Net Asset Value	34.20%
BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	20.10%
BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Not rated
Holdings [Line Items]
Percent of Net Asset Value	11.40%
0-1 year
Holdings [Line Items]
Percent of Total Investments	10.10%
1-3 years
Holdings [Line Items]
Percent of Total Investments	20.70%
3-5 years
Holdings [Line Items]
Percent of Total Investments	10.60%
5-10 years
Holdings [Line Items]
Percent of Total Investments	15.70%
10-20 years
Holdings [Line Items]
Percent of Total Investments	20.30%
20-30 years
Holdings [Line Items]
Percent of Total Investments	20.40%
30+ years
Holdings [Line Items]
Percent of Total Investments	2.20%